Description of Organization and Business Operations (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 27, 2023	Jul. 07, 2023	May 30, 2023	May 30, 2023	May 18, 2023	Nov. 29, 2022	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	Feb. 28, 2021	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Oct. 27, 2023	Sep. 27, 2023	Sep. 05, 2023	Aug. 31, 2023	Aug. 30, 2023	Aug. 28, 2023	Aug. 08, 2023	Jul. 28, 2023	Jun. 27, 2023	Jun. 01, 2023	May 02, 2023	Mar. 31, 2023	Mar. 13, 2023	Mar. 02, 2023	Feb. 02, 2023	Dec. 30, 2022	Dec. 01, 2022	Aug. 10, 2022	Jun. 02, 2022	Jun. 18, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Condition for future business combination number of businesses minimum												1		1
Sponsor fees					$ 30,000
Purchase price, per unit						$ 10.32
Proceeds from initial public offering, net of underwriting discount													$ 100,909,536
Proceeds from sale of Private Placement Warrants													9,190,140
Transaction costs									$ 690,542					690,542
Underwriting discount									2,065,200					2,065,200
Deferred underwriting discount									3,614,100					3,614,100
Fair value of underwriter shares									1,033,633					1,033,633
Other offering costs									769,518					769,518
Transaction costs including accumulated deficit									$ 6,791,909					6,791,909
Condition for future business combination threshold net tangible assets														5,000,001																		$ 5,000,001
Share price						$ 0.067										$ 0.037		$ 0.037				$ 0.037	$ 0.037	$ 0.037	$ 0.067	$ 0.067		$ 0.067	$ 0.067	$ 0.067	$ 0.067
Amount trust account on each public shares						$ 125,000
Assets held in trust						$ 87,541,322										$ 30,000		$ 30,000				$ 30,000	$ 30,000	$ 30,000	$ 125,000	$ 125,000		$ 125,000	$ 125,000	$ 125,000	$ 125,000
Sponsor fees, description					the Company and Sponsor, announced that, the Company entered into an unsecured, interest-free promissory note in favor of the Sponsor, pursuant to which the Sponsor will loan the Company $30,000 per month for up to 12, 1-month extensions, up to an aggregate of $360,000. (See below regarding the current extensions exercised.)
Aggregate value					$ 360,000
Business combination term				100% of the Company’s Class A common stock included as part of the units sold in the Initial Public Offering. In connection with each Extension, the Company or Sponsor (or its affiliates or permitted designees) is required to deposit into the Trust Account $30,000 (collectively, the “Extension Payments”), and the Sponsor made a non-interest bearing, unsecured loan to the Company in the aggregate of $360,000 for payment of the Extension Payments.
Common Stock, Voting Rights				the voting on the Extension Amendment Proposal and the Trust Amendment Proposal at this special meeting, holders of 1,035,788 shares of Class A common stock (the “Redeeming Stockholder”) exercised the right to redeem such shares. On June 2, 2023, the Company made cash payments to the Redeeming Stockholders totaling $11,233,821, representing approximately $10.84 per share. Following such payments to the Redeeming Stockholders, the Trust Account had a balance of approximately $8,814,443. The Company’s remaining shares of Class A common stock outstanding were 812,715.
Other description	On July 27, 2023, the Company filed a Current Report on Form 8-K stating that the Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision, and on such date the Company requested the hearing, and wired the $20,000 fee to Nasdaq for the hearing, prior to 4:00 p.m. Eastern Time on August 1, 2023, as required in the Delisting Letter. The hearing with the Panel was then scheduled for September 21, 2023 (the “Hearing”).
Addition securities																	$ 28,706,280			$ 38,891,922
Marketable securities current																	$ 10,185,642			$ 35,000,000
Stock closing price, per share																	$ 11.12
Cash												$ 74,916		35,806
Working capital deficit												4,873,521		2,209,084
Aggregate purchase price													25,000
Number of common shares elected to redeem			1,035,788
Liability on trust redemptions											$ (112,338)	112,338
Aggregate Net Working Capital Deficit														200,000,000
Promissory Note with Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayments of related party advances												1,375,996		323,039
Maximum [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Merger consideration		$ 96,000,000
Minimum [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Merger consideration		$ 95,000,000
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets held in trust			$ 30,000	$ 30,000
Unsecured debt			$ 360,000	$ 360,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)																											2,581,500
Deferred offering costs																																	$ 1,200,000
Convertible, per share																					$ 0.0001
Aggregate purchase price													288
Liability on trust redemptions
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible, per share																					$ 0.0001
Aggregate purchase price
Liability on trust redemptions
Sponsor [Member] | Founder Share [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate purchase price												$ 25,000		$ 25,000
Sponsor [Member] | Common Class B [Member] | Founder Share [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred offering costs										$ 25,000
Aggregate purchase price										$ 25,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)																											5,869,880						1,548,900
Exercise price of warrants																																	$ 1.00
Public Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants																																	$ 0.15
Public Warrants [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants												$ 11.50		$ 11.50
Share price												$ 9.20		$ 9.20
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)						8,477,497
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price															$ 0.037													$ 0.067
Assets held in trust															$ 30,000													$ 125,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued									10,000,000
Purchase price, per unit									$ 10.00
Proceeds from initial public offering, net of underwriting discount									$ 100,000,000
Transaction costs									$ 7,482,451					$ 7,482,451
Share price														$ 0.067		$ 0.037			$ 0.037			$ 0.037	$ 0.037	$ 0.037	$ 0.067			$ 0.067	$ 0.067	$ 0.067	$ 0.067
Assets held in trust														$ 125,000		$ 30,000			$ 30,000			$ 30,000	$ 30,000	$ 30,000	$ 125,000			$ 125,000	$ 125,000	$ 125,000	$ 125,000
IPO [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued										11,500,000
IPO [Member] | Public Warrants [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants									$ 11.50
Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)							97,800	97,800	4,571,000
Warrants price (in dollars per share)									$ 1.00
Proceeds from sale of Private Placement Warrants							$ 97,800		$ 4,571,000
Exercise price of warrants							$ 1.00	$ 1.00	$ 1.00
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)							74,980	74,980	3,871,000																									74,980
Private Placement [Member] | Private Placement Warrants [Member] | Maxim Groups Llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement warrants (in shares)							22,820	22,820	700,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units issued							326,000	326,000	1,500,000			1,500,000
Purchase price, per unit							$ 10.00	$ 10.00	$ 10.00
Proceeds from initial public offering, net of underwriting discount							$ 326,000,000	$ 326,000,000
Proceeds from issuance of units								3,260,000
Underwriting fees							$ 65,200	$ 65,200
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sponsor fees												$ 25,000
Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sponsor fees												$ 5,000